Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012